Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 39.9%
		Communication Services: 2.5%
53,785		AT&T, Inc.	$2,035,225	0.5
25,087	(1)	Auto Trader Group PLC	157,236	0.0
85,713		BT Group PLC	188,003	0.1
553		Cable One, Inc.	693,849	0.2
57,032		CenturyLink, Inc.	711,759	0.2
19,182		Cinemark Holdings, Inc.	741,193	0.2
15,690		Comcast Corp. – Class A	707,305	0.2
12,199		Deutsche Telekom AG	204,615	0.1
2,387		Elisa OYJ	123,061	0.0
2,668		Eutelsat Communications	49,630	0.0
50,000		HKT Trust / HKT Ltd.	79,316	0.0
8,397		Interpublic Group of Cos., Inc.	181,039	0.0
7,000		Kakaku.com, Inc.	172,924	0.0
3,600		Konami Holdings Corp.	174,397	0.0
30,112		Koninklijke KPN NV	93,843	0.0
9,300		NTT DoCoMo, Inc.	237,472	0.1
9,853		Omnicom Group	771,490	0.2
5,744		Orange SA	89,905	0.0
94,000		PCCW Ltd.	52,771	0.0
1,314		RTL Group SA	63,179	0.0
93,800		Singapore Telecommunications Ltd.	210,462	0.1
14,200	(2)	Softbank Corp.	192,406	0.1
16,226		Spark New Zealand Ltd.	44,818	0.0
36,103		Telefonica Deutschland Holding AG	100,659	0.0
29,564		Verizon Communications, Inc.	1,784,483	0.5
			9,861,040	2.5

		Consumer Discretionary: 3.8%
1,700		ABC-Mart, Inc.	108,065	0.0
205		Adidas AG	63,826	0.0
22,801		Barratt Developments PLC	181,510	0.1
6,807	(2)	Brinker International, Inc.	290,455	0.1
10,083		Compass Group PLC	259,462	0.1
4,015	(2)	Cracker Barrel Old Country Store, Inc.	653,040	0.2
13,195		Crown Resorts Ltd.	107,338	0.0
6,169		Darden Restaurants, Inc.	729,299	0.2
11,300		Pan Pacific International Holdings Corp.	189,189	0.1
21,369		eBay, Inc.	832,964	0.2
5,933		Expedia Group, Inc.	797,455	0.2
28,319		Ford Motor Co.	259,402	0.1
7,357		Garmin Ltd.	623,064	0.2
4,799		General Motors Co.	179,866	0.0
26,020		Gentex Corp.	716,461	0.2
6,472		Genuine Parts Co.	644,546	0.2
859		Home Depot, Inc.	199,305	0.0
3,115		International Speedway Corp.	140,206	0.0
1,700		Jardine Cycle & Carriage Ltd.	36,922	0.0
12,012		Kohl's Corp.	596,516	0.2
58,041		Marks & Spencer Group PLC	131,460	0.0
6,912		McDonald's Corp.	1,484,075	0.4
1,300		McDonald's Holdings Co. Japan Ltd.	62,968	0.0
2,370		Next PLC	180,156	0.0
8,900		Nissan Motor Co., Ltd.	55,566	0.0
4,745	(2)	Nokian Renkaat OYJ	133,745	0.0
4,099		Pandora A/S	164,496	0.0
7,194		Persimmon PLC	191,864	0.1
1,247		Peugeot S.A.	31,124	0.0
17,267		Pulte Group, Inc.	631,109	0.2
2,100		Sankyo Co., Ltd.	72,264	0.0
9,900		Sekisui House Ltd.	195,349	0.1
14,313		Service Corp. International	684,305	0.2
1,731		Sodexo SA	194,331	0.0
13,072		Starbucks Corp.	1,155,826	0.3
7,900		Subaru Corp.	223,413	0.1
5,565		Target Corp.	594,954	0.1
37,474		Taylor Wimpey PLC	74,383	0.0
15,000		Yue Yuen Industrial Holdings	40,981	0.0
7,925		Yum! Brands, Inc.	898,933	0.2
			14,810,193	3.8

		Consumer Staples: 3.7%
25,362		Altria Group, Inc.	1,037,306	0.3
1,371		Carlsberg A/S	202,604	0.1
21,456		Coca-Cola Amatil Ltd.	154,396	0.0
10,888		Coca-Cola Co.	592,743	0.1
3,873		Coca-Cola European Partners PLC - USD	214,758	0.1
1,956		Colruyt S.A.	107,155	0.0
2,682		Danone	236,236	0.1
1,127		Diageo PLC	46,038	0.0
26,046		Flowers Foods, Inc.	602,444	0.2
15,968		General Mills, Inc.	880,156	0.2
5,131		Hershey Co.	795,254	0.2
10,300		Japan Tobacco, Inc.	225,669	0.1
5,757		Kimberly-Clark Corp.	817,782	0.2
2,800		Lawson, Inc.	143,375	0.0
7,919		Mowi ASA	182,907	0.1
2,300		MEIJI Holdings Co., Ltd.	168,239	0.0
7,857		Nestle SA	852,127	0.2
13,700		Orkla ASA	124,661	0.0
11,518		PepsiCo, Inc.	1,579,118	0.4
16,719		Philip Morris International, Inc.	1,269,473	0.3
16,799		Procter & Gamble Co.	2,089,459	0.5
5,400		Seven & I Holdings Co., Ltd.	206,956	0.1
2,600		Sundrug Co., Ltd.	82,039	0.0
1,413		Swedish Match AB	58,439	0.0
2,623		Sysco Corp.	208,266	0.1
2,800		Toyo Suisan Kaisha Ltd.	112,439	0.0
3,774		Unilever PLC	226,824	0.1
5,966		Unilever NV	358,244	0.1
13,677		Walgreens Boots Alliance, Inc.	756,475	0.2
61,805		WM Morrison Supermarkets PLC	152,177	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
4,189		Woolworths Group Ltd.	$105,410	0.0
			14,589,169	3.7

		Energy: 1.6%
13,770		Chevron Corp.	1,633,122	0.4
5,716		ConocoPhillips	325,698	0.1
15,895		ENI S.p.A.	242,952	0.1
51,445		Equitrans Midstream Corp.	748,525	0.2
2,856		Exxon Mobil Corp.	201,662	0.1
9,986		Kinder Morgan, Inc.	205,811	0.1
5,863	(2)	Neste OYJ	193,976	0.0
2,742		Occidental Petroleum Corp.	121,937	0.0
11,434		Oneok, Inc.	842,571	0.2
8,575		Phillips 66	878,080	0.2
1,933		Repsol SA	30,147	0.0
22,892		Royal Dutch Shell PLC - Class A	671,372	0.2
1,958		Total SA	101,947	0.0
3,035		Washington H Soul Pattinson & Co. Ltd.	43,125	0.0
			6,240,925	1.6

		Financials: 5.5%
8,578	(1)	ABN AMRO Bank NV	151,114	0.0
6,267		Admiral Group PLC	162,969	0.0
16,383		Aflac, Inc.	857,159	0.2
10,369		AIB Group PLC	30,759	0.0
8,734		Allstate Corp.	949,211	0.3
3,974		American Financial Group, Inc.	428,596	0.1
1,221		American National Insurance Co.	151,074	0.0
31,320		Annaly Capital Management, Inc.	275,616	0.1
3,400		Aozora Bank Ltd.	85,205	0.0
41,067		Aviva PLC	201,605	0.1
19,192	(3)	Bank Hapoalim BM	151,220	0.0
25,290		Bank Leumi Le-Israel BM	180,060	0.1
5,268		Bank of America Corp.	153,668	0.0
3,415		Bank of New York Mellon Corp.	154,392	0.0
30,666		Barclays PLC	56,502	0.0
35,000		BOC Hong Kong Holdings Ltd.	118,763	0.0
7,133		Comerica, Inc.	470,707	0.1
31,400		Daiwa Securities Group, Inc.	140,523	0.0
1,639		Deutsche Boerse AG	255,618	0.1
38,293		Direct Line Insurance Group PLC	141,282	0.0
2,839		Everest Re Group Ltd.	755,429	0.2
11,032		Federated Investors, Inc.	357,547	0.1
12,659		First American Financial Corp.	747,008	0.2
9,300		Hang Seng Bank Ltd.	200,392	0.1
904		Hannover Rueck SE	152,785	0.0
5,409		Hanover Insurance Group, Inc.	733,136	0.2
14,702		Hartford Financial Services Group, Inc.	891,088	0.2
12,685		ING Groep NV	132,517	0.0
9,983		Intercontinental Exchange, Inc.	921,131	0.2
100,225		Intesa Sanpaolo SpA	237,416	0.1
6,449		Investec PLC - INVP - GBP	33,176	0.0
15,836		Israel Discount Bank Ltd.	69,602	0.0
18,319		JPMorgan Chase & Co.	2,155,963	0.6
67,345		Legal & General Group PLC	205,558	0.1
1,406		Macquarie Group Ltd.	124,631	0.0
18,406		Mediobanca Banca di Credito Finanziario SpA	200,917	0.1
3,726		Mercury General Corp.	208,209	0.1
9,352		Metlife, Inc.	441,040	0.1
47,572		MFA Financial, Inc.	350,130	0.1
6,300		MS&AD Insurance Group Holdings, Inc.	204,776	0.1
2,454		Mizrahi Tefahot Bank Ltd.	60,978	0.0
1,624		Morningstar, Inc.	237,331	0.1
520		Muenchener Rueckversicherungs-Gesellschaft AG	134,315	0.0
5,251		NN Group NV	186,089	0.1
19,010		Nordea Bank Abp	134,846	0.0
30,938		Old Republic International Corp.	729,209	0.2
2,700		ORIX Corp.	40,389	0.0
6,168		Popular, Inc.	333,565	0.1
15,977	(1)	Poste Italiane SpA	181,613	0.1
1,886		RenaissanceRe Holdings Ltd.	364,847	0.1
70,617		Royal Bank of Scotland Group PLC	179,994	0.1
2,057		S&P Global, Inc.	503,924	0.1
4,886		Sampo OYJ	194,133	0.1
21,900		Singapore Exchange Ltd.	134,357	0.0
6,518		Societe Generale	178,542	0.0
4,600		Sumitomo Mitsui Financial Group, Inc.	158,066	0.0
13,521		Swedbank AB	194,725	0.1
23,351		Synchrony Financial	796,036	0.2
41,128		Two Harbors Investment Corp.	540,011	0.1
25,842		Wells Fargo & Co.	1,303,470	0.3
8,705		Zions Bancorp NA	387,547	0.1
761		Zurich Insurance Group AG	291,469	0.1
			21,503,950	5.5

		Health Care: 4.8%
15,915		AbbVie, Inc.	1,205,084	0.3
3,400		Alfresa Holdings Corp.	76,181	0.0
8,995		AmerisourceBergen Corp.	740,558	0.2
6,216		Amgen, Inc.	1,202,858	0.3
5,373		Baxter International, Inc.	469,976	0.1
22,223		Bristol-Myers Squibb Co.	1,126,928	0.3
5,847		Cardinal Health, Inc.	275,920	0.1
1,028		Chemed Corp.	429,262	0.1
1,645		Coloplast A/S	197,920	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
9,971		Eli Lilly & Co.	$1,115,057	0.3
16,153		Gilead Sciences, Inc.	1,023,777	0.3
19,301		GlaxoSmithKline PLC	413,707	0.1
3,059		H Lundbeck A/S	101,414	0.0
2,213		HCA Healthcare, Inc.	266,490	0.1
17,269		Johnson & Johnson	2,234,263	0.6
2,266		McKesson Corp.	309,672	0.1
5,400		Medipal Holdings Corp.	120,540	0.0
19,308		Merck & Co., Inc.	1,625,347	0.4
5,444		Novartis AG	472,468	0.1
7,024		Novo Nordisk A/S	362,974	0.1
2,509		Orion Oyj	93,493	0.0
43,985		Pfizer, Inc.	1,580,381	0.4
7,393		Quest Diagnostics, Inc.	791,273	0.2
3,681		Recordati S.p.A.	157,874	0.1
2,171		Roche Holding AG	632,119	0.2
4,448		Sanofi	412,032	0.1
8,034		Sonic Healthcare Ltd.	152,333	0.0
1,400		Suzuken Co., Ltd.	75,362	0.0
8,096		Zoetis, Inc.	1,008,681	0.2
			18,673,944	4.8

		Industrials: 4.1%
1,081	(1)	Aena SME SA	197,881	0.1
5,400	(2)	ANA Holdings, Inc.	181,924	0.0
6,025		Allison Transmission Holdings, Inc.	283,476	0.1
4,397		Alstom SA	182,139	0.1
45,181		Aurizon Holdings Ltd.	180,107	0.0
30,220		BAE Systems PLC	211,638	0.1
4,484		Bouygues SA	179,570	0.0
5,920		Bunzl PLC	154,745	0.0
5,732		Carlisle Cos., Inc.	834,235	0.2
3,094		Cintas Corp.	829,502	0.2
17,000		CK Hutchison Holdings Ltd.	150,078	0.0
59,500		ComfortDelgro Corp., Ltd.	103,379	0.0
7,436		CSX Corp.	515,092	0.1
4,098		Curtiss-Wright Corp.	530,158	0.2
14,392		Delta Air Lines, Inc.	828,979	0.2
4,651		Deutsche Lufthansa AG	73,836	0.0
7,218		Deutsche Post AG	240,542	0.1
10,069		Eaton Corp. PLC	837,237	0.2
889		Edenred	42,645	0.0
1,925		Eiffage SA	199,556	0.1
7,582		Ferrovial SA - FERE	219,069	0.1
8,297		Getlink SE	124,586	0.0
7,687		Herman Miller, Inc.	354,294	0.1
7,506		Honeywell International, Inc.	1,270,015	0.3
3,300		Itochu Corp.	68,355	0.0
5,600		Japan Airlines Co. Ltd.	166,317	0.0
1,400		Jardine Matheson Holdings Ltd.	74,924	0.0
19,300		Johnson Controls International plc	847,077	0.2
1,700		Kamigumi Co., Ltd.	38,617	0.0
436		Kuehne & Nagel International AG	64,159	0.0
4,000		Kyushu Railway Co.	127,679	0.0
2,895		Lockheed Martin Corp.	1,129,224	0.3
8,700	(2)	Mitsubishi Corp.	214,219	0.1
5,000		Mitsubishi Heavy Industries Ltd.	196,542	0.1
14,100		Mitsui & Co., Ltd.	231,613	0.1
1,410		Randstad NV	69,226	0.0
6,016		Relx PLC (GBP Exchange)	142,878	0.0
9,471		Republic Services, Inc.	819,715	0.2
8,600		SATS Ltd.	30,156	0.0
1,133		Siemens AG	121,283	0.0
9,700		Singapore Airlines Ltd.	64,158	0.0
1,245	(2)	Societe BIC S.A.	83,578	0.0
29,000		Singapore Technologies Engineering Ltd.	80,612	0.0
14,300		Sumitomo Corp.	223,873	0.1
34,510		Sydney Airport	187,258	0.1
438		Vinci SA	47,181	0.0
7,245		Waste Connections, Inc.	666,540	0.2
8,021		Waste Management, Inc.	922,415	0.3
2,300		West Japan Railway Co.	194,606	0.1
3,202		Wolters Kluwer NV	233,635	0.1
47,200		Yangzijiang Shipbuilding Holdings Ltd.	32,818	0.0
			15,803,341	4.1

		Information Technology: 9.4%
6,374		Accenture PLC	1,226,039	0.3
2,224		Alliance Data Systems Corp.	284,961	0.1
913		Amadeus IT Group SA	65,418	0.0
12,636		Amdocs Ltd.	835,366	0.2
7,420		Avnet, Inc.	330,079	0.1
12,002		Booz Allen Hamilton Holding Corp.	852,382	0.2
5,805		Broadridge Financial Solutions, Inc. ADR	722,316	0.2
8,300		Canon, Inc.	221,960	0.1
14,199		CDK Global, Inc.	682,830	0.2
4,231		CDW Corp.	521,428	0.1
32,354		Cisco Systems, Inc.	1,598,611	0.4
7,165		Citrix Systems, Inc.	691,566	0.2
12,021		Cognizant Technology Solutions Corp.	724,446	0.2
6,509		Dolby Laboratories, Inc.	420,742	0.1
14,355		Flir Systems, Inc.	754,930	0.2
4,700		Fuji Film Holdings Corp.	207,037	0.1
19,207		Genpact Ltd.	744,271	0.2
2,400		Hamamatsu Photonics KK	89,540	0.0
47,540		Hewlett Packard Enterprise Co.	721,182	0.2
40,387		HP, Inc.	764,122	0.2
32,363		Intel Corp.	1,667,665	0.4
8,745		International Business Machines Corp.	1,271,698	0.3
3,687		Intuit, Inc.	980,521	0.3
8,195		j2 Global, Inc.	744,270	0.2
15,560		Jabil, Inc.	556,581	0.1
5,055		Jack Henry & Associates, Inc.	737,878	0.2
22,351		Juniper Networks, Inc.	553,187	0.1
16,800		Konica Minolta, Inc.	117,541	0.0
700		Kyocera Corp.	43,645	0.0
8,599		Leidos Holdings, Inc.	738,482	0.2

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
1,727		LogMeIn, Inc.	$122,548	0.0
2,229		Mastercard, Inc. - Class A	605,330	0.2
13,397		Maxim Integrated Products	775,820	0.2
8,294		MAXIMUS, Inc.	640,794	0.2
39,641		Microsoft Corp.	5,511,288	1.4
4,891		Motorola Solutions, Inc.	833,475	0.2
5,000		NEC Corp.	211,433	0.1
2,700		Nippon Electric Glass Co., Ltd.	60,371	0.0
22,150		Oracle Corp.	1,218,915	0.3
700		Oracle Corp. Japan	61,023	0.0
2,000		Otsuka Corp.	80,043	0.0
10,230		Paychex, Inc.	846,737	0.2
15,600		Ricoh Co., Ltd.	141,138	0.0
31,618		Sabre Corp.	708,085	0.2
4,966		Sage Group PLC/The	42,202	0.0
13,152		Seagate Technology	707,446	0.2
11,700	(2)	Seiko Epson Corp.	166,192	0.1
22,288	(2)	Switch, Inc.	348,139	0.1
8,087		TE Connectivity Ltd.	753,547	0.2
10,533		Texas Instruments, Inc.	1,361,285	0.3
2,600		Venture Corp. Ltd.	28,830	0.0
1,664		Visa, Inc. - Class A	286,225	0.1
34,879		Western Union Co.	808,146	0.2
11,201		Xerox Holdings Corp.	335,022	0.1
			36,524,728	9.4

		Materials: 1.0%
1,714		Air Products & Chemicals, Inc.	380,268	0.1
105,151		Alumina Ltd.	168,466	0.1
2,156		Aptargroup, Inc.	255,378	0.1
3,418		BASF SE	238,981	0.1
3,885		BHP Group Ltd.	96,001	0.0
39,444		Boral Ltd.	128,730	0.0
4,726		Domtar Corp.	169,238	0.0
25,174		Evraz PLC	144,890	0.0
56		Givaudan	156,297	0.0
10,219		Israel Chemicals Ltd.	51,124	0.0
1,700		Maruichi Steel Tube Ltd.	45,151	0.0
3,000		Nippon Steel Corp.	42,037	0.0
2,675		Reliance Steel & Aluminum Co.	266,591	0.1
5,539		Rio Tinto Ltd.	346,935	0.1
4,592		Royal Gold, Inc.	565,780	0.2
8,126		Sonoco Products Co.	473,014	0.1
6,800		Teijin Ltd.	131,254	0.0
5,609		UPM-Kymmene OYJ	165,627	0.1
			3,825,762	1.0

		Real Estate: 1.7%
26,354		Apple Hospitality REIT, Inc.	436,949	0.1
4,321		Aroundtown SA	35,343	0.0
1,332		Boston Properties, Inc.	172,707	0.0
12,988		CoreCivic, Inc.	224,433	0.1
291		Covivio	30,800	0.0
59		Daiwa House REIT Investment Corp.	165,990	0.1
1,058		EastGroup Properties, Inc.	132,271	0.0
1,126		Equity Lifestyle Properties, Inc.	150,434	0.0
1,895		Federal Realty Investment Trust	257,985	0.1
17,821		Gaming and Leisure Properties, Inc.	681,475	0.2
13,419		Geo Group, Inc./The	232,685	0.1
18		Japan Prime Realty Investment Corp.	85,423	0.0
61		Japan Retail Fund Investment Corp.	128,967	0.0
2,437		Klepierre SA	82,762	0.0
4,700		Lamar Advertising Co.	385,071	0.1
6,757		Life Storage, Inc.	712,255	0.2
53		Nippon Prologis REIT, Inc.	145,331	0.0
28		Nippon Building Fund, Inc.	215,128	0.1
4,760		Outfront Media, Inc.	132,233	0.0
3,451		Public Storage, Inc.	846,427	0.2
25,152		Retail Properties of America, Inc.	309,873	0.1
67,667		Scentre Group	179,524	0.1
3,847		Simon Property Group, Inc.	598,786	0.2
26,284		Stockland	80,736	0.0
59		United Urban Investment Corp.	113,030	0.0
82,714		Vicinity Centres	143,508	0.0
			6,680,126	1.7

		Utilities: 1.8%
13,210		AGL Energy Ltd.	170,897	0.0
9,458		Ameren Corp.	757,113	0.2
6,148		American Electric Power Co., Inc.	576,006	0.2
45,188		AusNet Services	55,362	0.0
6,000		Chugoku Electric Power Co., Inc.	77,213	0.0
18,000		CLP Holdings Ltd.	189,196	0.1
6,124		Enagas	141,566	0.0
7,502		Endesa S.A.	197,346	0.1
4,284		Enel S.p.A.	31,999	0.0
15,265		Engie SA	249,159	0.1
12,469		Evergy, Inc.	829,937	0.2
18,673		Exelon Corp.	902,092	0.2
6,971		OGE Energy Corp.	316,344	0.1
8,000		Pinnacle West Capital Corp.	776,560	0.2
18,000		Power Assets Holdings Ltd.	120,831	0.0
37,789		Snam SpA	190,882	0.1
14,949		Southern Co.	923,400	0.2
5,780		Terna Rete Elettrica Nazionale SpA	37,123	0.0
5,105		WEC Energy Group, Inc.	485,485	0.1
			7,028,511	1.8

	Total Common Stock
	(Cost $143,139,401)		155,541,689	39.9

EXCHANGE-TRADED FUNDS: 0.1%
5,608		iShares MSCI EAFE ETF	365,698	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: (continued)
523		iShares Russell 1000 ETF	$86,054	0.0

	Total Exchange-Traded Funds
	(Cost $457,008)		451,752	0.1

MUTUAL FUNDS: 10.9%
		Affiliated Investment Companies: 10.9%
4,496,321		Voya Floating Rate Fund - Class P	42,625,121	10.9

	Total Mutual Funds
	(Cost $43,510,334)		42,625,121	10.9

PREFERRED STOCK: 1.0%
		Financials: 1.0%
50	(3),(4)	Fannie Mae	2,222,500	0.6
60,000	(3),(4)	JPMorgan Chase & Co.	1,688,400	0.4

	Total Preferred Stock
	(Cost $5,600,000)		3,910,900	1.0

RIGHTS: –%
		Consumer Discretionary: –%
1,377	(3)	Harvey Norman Holdings Ltd.	–	–

	Total Rights
	(Cost $–)		–	–

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 8.5%
		Basic Materials: 0.5%
100,000	(1)	Cascades, Inc., 5.500%, 07/15/2022	101,750	0.0
200,000	(1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	208,252	0.1
100,000	(2)	Cleveland-Cliffs, Inc., 5.750%, 03/01/2025	98,500	0.0
200,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	224,771	0.1
250,000	(1)	Evraz PLC, 5.250%, 04/02/2024	265,879	0.1
100,000		Freeport-McMoRan, Inc., 4.550%, 11/14/2024	102,730	0.0
200,000	(1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	211,810	0.1
225,000	(1)	MMK International Capital DAC, 4.375%, 06/13/2024	235,684	0.1
100,000	(1)	Novelis Corp., 5.875%, 09/30/2026	105,125	0.0
100,000		Olin Corp., 5.125%, 09/15/2027	102,750	0.0
50,000	(1),(2)	Rayonier AM Products, Inc., 5.500%, 06/01/2024	36,781	0.0
100,000	(1)	Schweitzer-Mauduit International, Inc., 6.875%, 10/01/2026	$106,000	0.0
200,000		Suzano Austria GmbH, 5.000%, 01/15/2030	200,890	0.0
100,000	(1),(2)	Tronox, Inc., 6.500%, 04/15/2026	95,750	0.0
			2,096,672	0.5

		Communications: 0.9%
100,000		AMC Networks, Inc., 4.750%, 08/01/2025	103,500	0.0
100,000	(1)	Block Communications, Inc., 6.875%, 02/15/2025	104,750	0.0
100,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 02/15/2026	105,750	0.0
100,000		CenturyLink, Inc., 5.800%, 03/15/2022	105,875	0.0
86,000	(1)	Clear Channel Worldwide Holdings, Inc., 9.250%, 02/15/2024	94,700	0.0
100,000	(1)	CommScope, Inc., 5.500%, 06/15/2024	94,468	0.0
100,000		CSC Holdings LLC, 5.250%, 06/01/2024	107,750	0.1
100,000	(1)	Cumulus Media New Holdings, Inc., 6.750%, 07/01/2026	105,125	0.0
50,000	(1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 08/15/2026	52,000	0.0
50,000	(1)	Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 08/15/2027	51,927	0.0
99,000		DISH DBS Corp., 5.000%, 03/15/2023	100,391	0.0
100,000		Embarq Corp., 7.995%, 06/01/2036	99,344	0.0
100,000	(1),(2)	Entercom Media Corp., 7.250%, 11/01/2024	104,000	0.0
25,000		Frontier Communications Corp., 6.875%, 01/15/2025	11,187	0.0
25,000	(1)	Frontier Communications Corp., 8.000%, 04/01/2027	26,430	0.0
25,000	(2)	Frontier Communications Corp., 11.000%, 09/15/2025	11,422	0.0
100,000	(1)	Gray Television, Inc., 7.000%, 05/15/2027	110,245	0.1
100,000		Hughes Satellite Systems Corp., 6.625%, 08/01/2026	108,796	0.1
20,000	(1)	iHeartCommunications, Inc., 5.250%, 08/15/2027	20,850	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
100,000	(2)	iHeartCommunications, Inc., 8.375%, 05/01/2027	$108,500	0.1
25,000	(1)	Intelsat Connect Finance SA, 9.500%, 02/15/2023	23,242	0.0
25,000	(1)	Intelsat Jackson Holdings SA, 8.500%, 10/15/2024	25,242	0.0
100,000		Level 3 Financing, Inc., 5.250%, 03/15/2026	104,235	0.0
100,000	(1)	MDC Partners, Inc., 6.500%, 05/01/2024	91,625	0.0
85,000	(1)	Midcontinent Communications / Midcontinent Finance Corp., 5.375%, 08/15/2027	89,675	0.0
100,000		Netflix, Inc., 5.875%, 11/15/2028	108,880	0.1
100,000	(1)	Nexstar Broadcasting, Inc., 5.625%, 08/01/2024	104,335	0.0
100,000	(1)	Plantronics, Inc., 5.500%, 05/31/2023	100,500	0.0
100,000	(1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	101,000	0.0
35,000	(1)	Sirius XM Radio, Inc., 4.625%, 07/15/2024	36,377	0.0
50,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	51,760	0.0
100,000		Sprint Corp., 7.625%, 03/01/2026	110,625	0.1
100,000	(1)	TEGNA, Inc., 5.000%, 09/15/2029	101,250	0.0
100,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	110,500	0.1
100,000	(1)	Telesat Canada / Telesat LLC, 6.500%, 10/15/2027	102,000	0.0
100,000	(1)	Telesat Canada / Telesat LLC, 8.875%, 11/15/2024	107,380	0.0
100,000		T-Mobile USA, Inc., 5.375%, 04/15/2027	107,875	0.1
100,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	101,250	0.0
200,000	(1)	Virgin Media Secured Finance PLC, 5.500%, 05/15/2029	209,000	0.1
			3,413,761	0.9

		Consumer, Cyclical: 1.0%
100,000	(1)	1011778 BC ULC / New Red Finance, Inc., 5.000%, 10/15/2025	103,550	0.0
100,000	(1)	Allison Transmission, Inc., 5.875%, 06/01/2029	108,750	0.1
100,000		AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	91,342	0.0
100,000		Asbury Automotive Group, Inc., 6.000%, 12/15/2024	104,000	0.0
100,000	(1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 6.750%, 08/01/2025	100,250	0.0
100,000	(1)	Caesars Resort Collection LLC / CRC Finco, Inc., 5.250%, 10/15/2025	102,490	0.0
100,000	(1)	Cedar Fair L.P., 5.250%, 07/15/2029	107,375	0.1
100,000		Century Communities, Inc., 5.875%, 07/15/2025	103,585	0.0
100,000	(1)	Core & Main L.P., 6.125%, 08/15/2025	100,250	0.0
100,000		Dana, Inc., 5.500%, 12/15/2024	102,250	0.0
100,000	(1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	104,750	0.0
100,000	(1)	Golden Nugget, Inc., 6.750%, 10/15/2024	102,750	0.0
100,000		H&E Equipment Services, Inc., 5.625%, 09/01/2025	103,315	0.0
100,000	(1)	IAA, Inc., 5.500%, 06/15/2027	105,750	0.1
95,000	(1)	Installed Building Products, Inc., 5.750%, 02/01/2028	98,206	0.0
100,000		L Brands, Inc., 6.750%, 07/01/2036	85,335	0.0
50,000		Lennar Corp., 5.250%, 06/01/2026	54,250	0.0
50,000		Lennar Corp., 5.375%, 10/01/2022	53,563	0.0
100,000	(1)	Lions Gate Capital Holdings LLC, 5.875%, 11/01/2024	103,250	0.0
100,000	(1)	Live Nation Entertainment, Inc., 5.625%, 03/15/2026	106,625	0.1
100,000		M/I Homes, Inc., 5.625%, 08/01/2025	103,500	0.0
100,000		Meritage Homes Corp., 6.000%, 06/01/2025	111,000	0.1
100,000		MGM Resorts International, 5.750%, 06/15/2025	110,625	0.1
100,000	(1)	Michaels Stores, Inc., 8.000%, 07/15/2027	100,500	0.0
100,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	106,000	0.1
100,000	(1)	Navistar International Corp., 6.625%, 11/01/2025	102,000	0.0
100,000	(1)	Penn National Gaming, Inc., 5.625%, 01/15/2027	103,500	0.0
100,000	(1)	Performance Food Group, Inc., 5.500%, 10/15/2027	105,500	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
50,000	(1)	PetSmart, Inc., 5.875%, 06/01/2025	$50,000	0.0
50,000	(1)	PetSmart, Inc., 7.125%, 03/15/2023	47,250	0.0
100,000	(1)	Resideo Funding, Inc., 6.125%, 11/01/2026	105,750	0.0
50,000	(1)	Scientific Games International, Inc., 5.000%, 10/15/2025	51,715	0.0
50,000	(1)	Scientific Games International, Inc., 8.250%, 03/15/2026	53,375	0.0
100,000	(1)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	106,873	0.1
100,000		Sonic Automotive, Inc., 6.125%, 03/15/2027	102,125	0.0
100,000	(1)	Staples, Inc., 7.500%, 04/15/2026	103,280	0.0
100,000	(1)	Station Casinos LLC, 5.000%, 10/01/2025	101,730	0.0
100,000		Tempur Sealy International, Inc., 5.500%, 06/15/2026	104,625	0.0
100,000		United Airlines Holdings, Inc., 4.875%, 01/15/2025	105,460	0.0
100,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	106,210	0.1
100,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	107,375	0.1
100,000	(1)	Wolverine World Wide, Inc., 5.000%, 09/01/2026	100,750	0.0
			4,030,779	1.0

		Consumer, Non-cyclical: 1.0%
100,000		Acadia Healthcare Co., Inc., 5.625%, 02/15/2023	102,375	0.0
200,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	209,141	0.1
100,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	106,094	0.1
245,000		Altria Group, Inc., 4.500%, 05/02/2043	246,413	0.1
55,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	55,412	0.0
100,000	(1),(2)	Aptim Corp., 7.750%, 06/15/2025	71,500	0.0
50,000	(1)	Bausch Health Cos, Inc., 5.500%, 11/01/2025	52,505	0.0
50,000	(1)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	52,000	0.0
100,000	(1)	Cardtronics, Inc. / Cardtronics USA, Inc., 5.500%, 05/01/2025	102,000	0.0
55,000	(1)	Catalent Pharma Solutions, Inc., 5.000%, 07/15/2027	57,200	0.0
100,000		Centene Corp., 4.750%, 01/15/2025	102,900	0.0
100,000		Central Garden & Pet Co., 5.125%, 02/01/2028	102,500	0.0
100,000	(1)	Chobani LLC / Chobani Finance Corp., Inc., 7.500%, 04/15/2025	96,250	0.0
100,000	(1)	Cott Holdings, Inc., 5.500%, 04/01/2025	104,128	0.0
300,000		CVS Health Corp., 5.050%, 03/25/2048	341,707	0.1
100,000		DaVita, Inc., 5.125%, 07/15/2024	101,875	0.0
225,000	(1)	DP World Crescent Ltd., 3.750%, 01/30/2030	225,135	0.1
100,000	(1),(5)	Eagle Holding CO II LLC, 7.625% (PIK Rate 8.375%, Cash Rate 7.625%), 05/15/2022	101,000	0.0
100,000	(1)	Garda World Security Corp., 8.750%, 05/15/2025	103,210	0.0
100,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	107,750	0.1
100,000		HCA, Inc., 5.875%, 05/01/2023	110,250	0.1
100,000	(1)	Hertz Corp./The, 7.125%, 08/01/2026	104,562	0.0
100,000	(1)	JBS USA LUX SA / JBS USA Finance, Inc., 6.750%, 02/15/2028	111,125	0.1
100,000	(1),(2)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	102,187	0.0
100,000		Molina Healthcare, Inc., 5.375%, 11/15/2022	106,379	0.1
50,000	(1)	MPH Acquisition Holdings LLC, 7.125%, 06/01/2024	46,313	0.0
100,000	(1)	Par Pharmaceutical, Inc., 7.500%, 04/01/2027	91,250	0.0
100,000	(1)	Pilgrim's Pride Corp., 5.750%, 03/15/2025	103,750	0.0
50,000	(1),(5)	Polaris Intermediate Corp., 8.500% (PIK Rate 8.500%, Cash Rate 0.000%), 12/01/2022	42,750	0.0
100,000	(1)	Post Holdings, Inc., 5.000%, 08/15/2026	104,085	0.0
90,000	(1)	Select Medical Corp., 6.250%, 08/15/2026	94,275	0.0
100,000	(1)	Simmons Foods, Inc., 5.750%, 11/01/2024	98,000	0.0
100,000		Spectrum Brands, Inc., 5.750%, 07/15/2025	104,849	0.1
100,000		Teleflex, Inc., 4.625%, 11/15/2027	104,750	0.0
50,000		Tenet Healthcare Corp., 5.125%, 05/01/2025	50,815	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
50,000		Tenet Healthcare Corp., 6.750%, 06/15/2023	$52,697	0.0
100,000		United Rentals North America, Inc., 4.625%, 10/15/2025	102,424	0.0
100,000	(1)	West Street Merger Sub, Inc., 6.375%, 09/01/2025	92,500	0.0
			4,064,056	1.0

		Energy: 1.1%
100,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	106,621	0.0
100,000	(2)	Carrizo Oil & Gas, Inc., 6.250%, 04/15/2023	95,250	0.0
250,000		CNOOC Finance 2013 Ltd., 2.875%, 09/30/2029	249,500	0.1
350,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	361,814	0.1
100,000		EnLink Midstream Partners L.P., 4.850%, 07/15/2026	95,375	0.0
300,000		Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/2027	324,922	0.1
1,000,000		HighPoint Operating Corp., 8.750%, 06/15/2025	900,000	0.2
550,000		KazMunayGas National Co. JSC, 5.375%, 04/24/2030	619,369	0.2
100,000		PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/2023	103,312	0.0
425,000		Petrobras Global Finance BV, 5.999%, 01/27/2028	473,662	0.1
225,000		Petroleos del Peru SA, 4.750%, 06/19/2032	247,219	0.1
200,000		Petroleos Mexicanos, 6.500%, 03/13/2027	208,700	0.1
100,000	(1)	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp., 5.500%, 01/15/2028	98,240	0.0
100,000	(1)	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.875%, 01/15/2029	109,507	0.0
375,000	(6)	Transcanada Trust, 5.500%, 09/15/2079	387,574	0.1
			4,381,065	1.1

		Financial: 2.4%
50,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	52,938	0.0
50,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.750%, 07/15/2027	52,231	0.0
100,000		Ally Financial, Inc., 5.750%, 11/20/2025	112,377	0.1
2,000,000	(6)	Bank of America Corp., 6.100%, 12/31/2199	2,186,430	0.6
100,000		CIT Group, Inc., 5.250%, 03/07/2025	109,370	0.0
200,000		Corp Financiera de Desarrollo SA, 4.750%, 07/15/2025	220,502	0.1
100,000	(1)	ESH Hospitality, Inc., 5.250%, 05/01/2025	103,625	0.0
100,000	(1)	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.250%, 05/15/2026	105,000	0.0
2,000,000	(6)	JPMorgan Chase & Co., 5.150%, 12/31/2199	2,058,930	0.6
2,000,000	(6)	JPMorgan Chase & Co., 5.419%, 12/31/2199	2,002,500	0.5
200,000	(1),(6)	Kookmin Bank, 4.350%, 12/31/2199	205,522	0.1
100,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	110,000	0.0
100,000		MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	105,000	0.0
100,000	(1)	Quicken Loans, Inc., 5.250%, 01/15/2028	103,575	0.0
100,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/2021	100,000	0.0
100,000		Springleaf Finance Corp., 7.125%, 03/15/2026	111,120	0.0
1,300,000	(6)	Wells Fargo & Co., 5.900%, 12/31/2199	1,396,398	0.4
			9,135,518	2.4

		Industrial: 0.7%
100,000		AECOM, 5.875%, 10/15/2024	109,075	0.1
90,000	(1)	Amsted Industries, Inc., 5.625%, 07/01/2027	95,175	0.0
100,000	(1)	Berry Global, Inc., 5.625%, 07/15/2027	103,750	0.0
100,000	(1)	BMC East LLC, 5.500%, 10/01/2024	104,284	0.0
231,000	(6)	BNSF Funding Trust I, 6.613%, 12/15/2055	255,606	0.1
100,000	(1)	Bombardier, Inc., 8.750%, 12/01/2021	108,375	0.1
100,000	(1)	Builders FirstSource, Inc., 6.750%, 06/01/2027	108,250	0.1
100,000	(1)	Clean Harbors, Inc., 5.125%, 07/15/2029	106,250	0.0

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
100,000	(1)	FXI Holdings, Inc., 7.875%, 11/01/2024	$87,250	0.0
100,000	(1)	GFL Environmental, Inc., 8.500%, 05/01/2027	111,125	0.1
100,000	(1)	Granite Holdings US Acquisition Co., 11.000%, 10/01/2027	97,000	0.0
200,000	(1)	Klabin Austria GmbH, 5.750%, 04/03/2029	210,000	0.1
100,000	(1)	Masonite International Corp., 5.750%, 09/15/2026	105,875	0.0
100,000	(1)	Mauser Packaging Solutions Holding Co., 7.250%, 04/15/2025	94,905	0.0
100,000	(1)	Norbord, Inc., 5.750%, 07/15/2027	102,750	0.0
100,000	(1)	Owens-Brockway Glass Container, Inc., 5.375%, 01/15/2025	102,875	0.0
100,000	(1)	PGT Escrow Issuer, Inc., 6.750%, 08/01/2026	108,250	0.1
100,000	(1)	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 07/15/2023	102,625	0.0
100,000	(1)	Sealed Air Corp., 5.500%, 09/15/2025	108,000	0.0
25,000	(1)	Sensata Technologies, Inc., 4.375%, 02/15/2030	25,062	0.0
100,000	(1)	Standard Industries, Inc./NJ, 5.000%, 02/15/2027	103,780	0.0
100,000	(1)	Stevens Holding Co., Inc., 6.125%, 10/01/2026	106,875	0.0
100,000	(1)	TransDigm, Inc., 6.250%, 03/15/2026	107,625	0.0
10,000	(1)	Trivium Packaging Finance BV, 8.500%, 08/15/2027	10,838	0.0
			2,575,600	0.7

		Technology: 0.3%
100,000	(1)	Ascend Learning LLC, 6.875%, 08/01/2025	103,875	0.0
100,000		CDW LLC / CDW Finance Corp., 5.000%, 09/01/2025	104,500	0.0
100,000	(1)	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.750%, 03/01/2025	101,875	0.0
100,000	(1)	Dell International LLC / EMC Corp., 7.125%, 06/15/2024	105,675	0.1
100,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024	104,000	0.0
100,000	(1)	MTS Systems Corp., 5.750%, 08/15/2027	104,250	0.0
100,000	(1)	Open Text Corp., 5.875%, 06/01/2026	107,020	0.1
100,000	(1)	RP Crown Parent LLC, 7.375%, 10/15/2024	104,250	0.0
100,000	(1)	SS&C Technologies, Inc., 5.500%, 09/30/2027	104,690	0.1
100,000	(1)	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.750%, 06/01/2025	103,500	0.0
			1,043,635	0.3

		Utilities: 0.6%
100,000		Calpine Corp., 5.500%, 02/01/2024	101,375	0.0
380,000	(6)	Duke Energy Corp., 4.875%, 12/31/2199	389,358	0.1
250,000		Kallpa Generacion SA, 4.125%, 08/16/2027	260,003	0.1
320,000		Mississippi Power Co., 4.250%, 03/15/2042	347,336	0.1
275,000	(6)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	299,019	0.1
100,000		NRG Energy, Inc., 5.750%, 01/15/2028	107,875	0.0
250,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	264,517	0.1
400,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	461,358	0.1
100,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	105,593	0.0
			2,336,434	0.6

	Total Corporate Bonds/Notes
	(Cost $32,005,593)		33,077,520	8.5

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.9%
894,166	(1),(6)	Agate Bay Mortgage Trust 2015-1 B4, 3.814%, 01/25/2045	881,303	0.2
589,231	(1),(6)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	611,115	0.2
1,766,874	(1),(6)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	1,846,324	0.5
1,000,000	(1),(6)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	1,009,957	0.3
1,176,000	(1),(6)	Ellington Financial Mortgage Trust 2019-1 M1, 3.587%, 06/25/2059	1,181,421	0.3

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,107,549		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.468%, (US0001M + 4.450%), 01/25/2029	$1,167,472	0.3
1,021,683		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 6.368%, (US0001M + 4.350%), 05/25/2029	1,078,198	0.3
400,000		Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 4.668%, (US0001M + 2.650%), 02/25/2030	409,383	0.1
435,714		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 4.818%, (US0001M + 2.800%), 02/25/2030	444,724	0.1
1,100,000		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 4.168%, (US0001M + 2.150%), 10/25/2030	1,109,590	0.3
1,200,000		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 4.568%, (US0001M + 2.550%), 12/25/2030	1,221,966	0.3
1,000,000		Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 4.368%, (US0001M + 2.350%), 01/25/2031	1,012,483	0.3
1,200,000		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 4.018%, (US0001M + 2.000%), 03/25/2031	1,205,464	0.3
1,200,000	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 4.318%, (US0001M + 2.300%), 08/25/2031	1,207,666	0.3
1,000,000	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 4.418%, (US0001M + 2.400%), 04/25/2031	1,010,452	0.3
2,821,170	(7)	Fannie Mae REMICS 2008-36 YI, 5.182%, (-1.000*US0001M + 7.200%), 07/25/2036	443,644	0.1
1,183,240	(7)	Fannie Mae REMICS 2010-59 NS, 3.752%, (-1.000*US0001M + 5.770%), 06/25/2040	187,049	0.0
6,387,304	(7)	Fannie Mae REMICS 2012-121 ID, 3.000%, 11/25/2027	472,314	0.1
7,580,331	(7)	Fannie Mae REMICS 2013-71 AI, 3.000%, 07/25/2028	586,294	0.2
7,258,156	(7)	Fannie Mae Interest Strip Series 367 2, 5.500%, 01/01/2036	1,529,633	0.4
5,546,250	(7)	Fannie Mae REMICS 2012-144 SC, 4.082%, (-1.000*US0001M + 6.100%), 01/25/2043	1,218,168	0.3
2,932,693	(7)	Fannie Mae REMICS 2012-151 WS, 4.182%, (-1.000*US0001M + 6.200%), 03/25/2042	427,154	0.1
5,485,564	(7)	Fannie Mae REMICS 2013-20 SK, 4.182%, (-1.000*US0001M + 6.200%), 05/25/2041	636,074	0.2
1,620,107	(7)	Fannie Mae REMICS 2018-86 DS, 4.082%, (-1.000*US0001M + 6.100%), 12/25/2048	227,104	0.1
500,000	(1),(6)	Flagstar Mortgage Trust 2017-1 1A7, 3.500%, 03/25/2047	526,014	0.1
939,252	(1),(6)	Flagstar Mortgage Trust 2017-1 B3, 3.693%, 03/25/2047	958,571	0.2
2,110,926	(1),(6)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	2,176,076	0.6
700,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 5.918%, (US0001M + 3.900%), 12/25/2027	728,144	0.2
636,184		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 5.818%, (US0001M + 3.800%), 03/25/2025	655,001	0.2
700,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 7.695%, (US0001M + 5.550%), 07/25/2028	776,594	0.2
600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA2 M2, 5.468%, (US0001M + 3.450%), 10/25/2029	633,799	0.2
1,424,326	(7)	Freddie Mac REMICS 3318 KS, 4.383%, (-1.000*US0001M + 6.410%), 05/15/2037	180,483	0.0
1,467,508	(7)	Freddie Mac REMICS 3879 SL, 4.573%, (-1.000*US0001M + 6.600%), 01/15/2041	200,838	0.1
5,941,276	(7)	Freddie Mac REMICS 4120 JS, 4.173%, (-1.000*US0001M + 6.200%), 10/15/2032	931,710	0.2
4,463,628	(7)	Freddie Mac REMICS 4141 EI, 3.000%, 09/15/2027	272,215	0.1
5,617,861	(7)	Freddie Mac REMICS 4153 IB, 2.500%, 01/15/2028	359,050	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,300,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2019-DNA1 M2, 4.668%, (US0001M + 2.650%), 01/25/2049	$1,322,258	0.3
7,017,910	(7)	Freddie Mac REMICS 4517 KI, 0.347%, (-0.357*US0001M + 1.071%), 04/15/2043	152,781	0.0
10,204,418	(7)	Freddie Mac REMICS 4596 DI, 3.500%, 06/15/2046	1,403,885	0.4
4,043,938	(7)	Freddie Mac REMICS 4619 KS, 2.150%, (-1.000*US0001M + 4.250%), 06/15/2039	543,375	0.1
1,667,080	(7)	Ginnie Mae Series 2013-148 DS, 3.653%, (-1.000*US0001M + 5.680%), 10/16/2043	293,263	0.1
13,872,986	(7)	Ginnie Mae Series 2015-20 CI, 3.500%, 02/20/2030	1,291,539	0.3
1,348,336	(7)	Ginnie Mae Series 2015-42 IY, 5.500%, 08/20/2039	163,074	0.0
10,018,947	(7)	Ginnie Mae Series 2019-23 MT, 0.600%, (-1.000*US0001M + 6.700%), 03/20/2042	208,479	0.1
889,715	(1),(6)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	904,381	0.2
702,512	(1),(6)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	710,397	0.2
994,810	(1),(6)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.165%, 10/25/2049	1,107,273	0.3
946,001	(1),(6)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	965,351	0.2
2,015,837	(1),(6)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	2,062,624	0.5
880,462	(1),(6)	JP Morgan Mortgage Trust 2017-5 B2, 3.178%, 10/26/2048	869,788	0.2
1,163,020	(1),(6)	JP Morgan Mortgage Trust 2018-3 B2, 3.771%, 09/25/2048	1,200,968	0.3
753,941	(1),(6)	JP Morgan Mortgage Trust 2018-4 B2, 3.788%, 10/25/2048	779,540	0.2
935,788	(1),(6)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	952,296	0.2
1,027,369	(1),(6)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	1,052,897	0.3
1,428,399	(1),(6)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	1,463,495	0.4
598,281	(1),(6)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.836%, 12/25/2049	655,774	0.2
1,149,650	(1),(6)	New Residential Mortgage Loan Trust 2019-NQM3 A3, 3.086%, 07/25/2049	1,153,457	0.3
1,089,525	(1),(6)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	1,116,668	0.3
1,693,135	(1),(6)	PSMC 2019-1 A1 Trust, 4.000%, 07/25/2049	1,737,289	0.4
1,190,182	(1),(6)	Sequoia Mortgage Trust 2019-2 B2, 4.258%, 06/25/2049	1,258,476	0.3
1,190,182	(1),(6)	Sequoia Mortgage Trust 2019-2 B3, 4.258%, 06/25/2049	1,235,684	0.3
300,000	(1),(6)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	303,953	0.1
920,304	(1),(6)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	961,056	0.2
1,482,159	(1),(6)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	1,488,889	0.4
683,181	(1),(6)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	686,709	0.2
326,053	(1),(6)	Verus Securitization Trust 2018-INV1 A1, 3.626%, 03/25/2058	327,788	0.1

	Total Collateralized Mortgage Obligations
	(Cost $57,368,336)		57,896,854	14.9

U.S. TREASURY OBLIGATIONS: 1.8%
		Treasury Inflation Indexed Protected Securities: 1.8%
7,043,347		0.250%,07/15/2029	7,123,491	1.8

	Total U.S. Treasury Obligations
	(Cost $7,129,367)		7,123,491	1.8

U.S. GOVERNMENT AGENCY OBLIGATIONS: 3.7%
		Government National Mortgage Association: 1.1%
4,099,000	(8)	3.000%,11/20/2049	4,203,236	1.1

		Uniform Mortgage-Backed Security: 2.6%
813,000	(8)	3.000%,11/18/2034	831,070	0.2
4,380,000	(8)	3.500%,10/25/2049	4,494,120	1.1
4,771,000	(8)	4.500%,10/25/2049	5,024,832	1.3
			10,350,022	2.6

	Total U.S. Government Agency Obligations
	(Cost $14,538,730)		14,553,258	3.7

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: 12.0%
650,000	(1)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	$605,115	0.2
2,000,000	(1),(6)	BANK 2017-BNK5 D, 3.078%, 06/15/2060	1,843,003	0.5
1,170,000	(1)	BANK 2017-BNK8 D, 2.600%, 11/15/2050	1,050,527	0.3
1,460,000	(1)	BANK 2019-BNK17 D, 3.000%, 04/15/2052	1,383,688	0.4
1,000,000	(1),(6)	BENCHMARK 2018-B3 D Mortgage Trust, 3.057%, 04/10/2051	946,170	0.3
21,980,523	(6),(7)	BENCHMARK 2019-B10 XA Mortgage Trust, 1.395%, 03/15/2062	2,034,759	0.5
2,000,000	(1)	BX Commercial Mortgage Trust 2019-IMC E, 4.178%, (US0001M + 2.150%), 04/15/2034	2,013,833	0.5
2,000,000	(1),(6)	CALI Mortgage Trust 2019-101C E, 4.469%, 03/10/2039	2,163,097	0.6
2,350,000	(1),(6)	Citigroup Commercial Mortgage Trust 2013-GC15 D, 5.389%, 09/10/2046	2,493,926	0.6
650,000	(1),(6)	COMM 2014-LC15 D Mortgage Trust, 5.154%, 04/10/2047	666,473	0.2
2,000,000	(6)	Commercial Mortgage Pass Through Certificates 2016-CR28 D, 4.051%, 02/10/2049	2,077,366	0.5
2,000,000	(6)	COMM 2015-CCRE26 D Mortgage Trust, 3.634%, 10/10/2048	1,910,306	0.5
520,000	(1)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 4.678%, (US0001M + 2.650%), 05/15/2036	522,691	0.1
2,000,000	(6)	Csail 2015-C2 C Commercial Mortgage Trust, 4.341%, 06/15/2057	1,965,356	0.5
205,000	(1),(6)	GRACE 2014-GRCE F Mortgage Trust, 3.710%, 06/10/2028	206,953	0.1
23,741,761	(6),(7)	GS Mortgage Securities Trust 2019-GC39 XA, 1.299%, 05/10/2052	1,978,539	0.5
2,000,000	(1)	Hawaii Hotel Trust 2019-MAUI F, 4.778%, (US0001M + 3.000%), 05/15/2038	2,014,073	0.5
989,881	(1)	HPLY Trust 2019-HIT E, 4.378%, (US0001M + 2.350%), 11/15/2036	996,058	0.3
370,000	(1),(6)	JPMCC Re-REMIC Trust 2015-FRR2 AK36, 2.215%, 12/27/2046	354,067	0.1
1,000,000	(1),(6)	JPMBB Commercial Mortgage Securities Trust 2014-C25 D, 4.104%, 11/15/2047	902,855	0.2
49,646,143	(6),(7)	JPMDB Commercial Mortgage Securities Trust 2018-C8 XA, 0.809%, 06/15/2051	2,058,602	0.5
2,000,000	(1)	KNDL 2019-KNSQ E Mortgage Trust, 3.828%, (US0001M + 1.800%), 05/15/2036	2,002,541	0.5
530,000	(1)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	513,133	0.1
1,955,000	(1),(6)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,814,838	0.5
2,000,000	(1)	Morgan Stanley Capital I Trust 2019-PLND E, 4.178%, (US0001M + 2.150%), 05/15/2036	2,002,998	0.5
2,000,000	(1)	UBS Commercial Mortgage Trust 2018-NYCH C, 3.528%, (US0001M + 1.500%), 02/15/2032	1,999,362	0.5
2,240,000	(1)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	2,008,677	0.5
2,000,000	(1),(6)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.858%, 11/15/2044	2,060,221	0.5
2,210,000	(1)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	1,992,459	0.5
1,920,000	(6)	WFRBS Commercial Mortgage Trust 2014-C19 C, 4.646%, 03/15/2047	2,047,017	0.5

	Total Commercial Mortgage-Backed Securities
	(Cost $44,954,715)		46,628,703	12.0

ASSET-BACKED SECURITIES: 7.8%
		Automobile Asset-Backed Securities: 1.5%
300,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	312,666	0.1
450,000		Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	457,808	0.1
1,200,000		Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	1,212,333	0.3
500,000		GM Financial Consumer Automobile Receivables Trust 2019-3 C, 2.620%, 01/16/2025	506,021	0.1
550,000	(1)	Oscar US Funding XI LLC 2019-2A A4, 2.680%, 09/10/2026	557,632	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
1,000,000		Santander Drive Auto Receivables Trust 2019-2 D, 3.220%, 07/15/2025	$1,020,675	0.3
150,000		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	150,599	0.0
350,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	351,727	0.1
550,000		Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	565,595	0.2
600,000	(1)	Santander Retail Auto Lease Trust 2019-B C, 2.770%, 08/21/2023	603,838	0.2
			5,738,894	1.5

		Other Asset-Backed Securities: 6.2%
400,000	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	409,644	0.1
150,000	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	155,677	0.0
300,000	(1)	Babson CLO Ltd. 2018-3A C, 4.178%, (US0003M + 1.900%), 07/20/2029	292,292	0.1
750,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA BR, 4.853%, (US0003M + 2.550%), 07/15/2029	738,197	0.2
750,000	(1)	Benefit Street Partners CLO X Ltd. 2016-10A BR, 4.703%, (US0003M + 2.400%), 01/15/2029	749,728	0.2
500,000	(1)	BlueMountain CLO XXV Ltd. 2019-25A C, 4.736%, (US0003M + 2.450%), 07/15/2032	500,262	0.1
392,000	(1)	Domino's Pizza Master Issuer LLC 2017-1A A2II, 3.082%, 07/25/2047	394,322	0.1
609,288	(1)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	633,753	0.2
700,000	(1)	Dryden 43 Senior Loan Fund 2016-43A CR, 4.678%, (US0003M + 2.400%), 07/20/2029	695,015	0.2
500,000	(1)	Dryden 75 CLO Ltd. 2019-75A CR, 4.703%, (US0003M + 2.400%), 07/15/2030	494,574	0.1
460,014	(1)	J.G. Wentworth XXXVIII LLC 2017-1A A, 3.990%, 08/16/2060	$508,295	0.1
750,000	(1)	LCM XXII Ltd. 22A BR, 4.278%, (US0003M + 2.000%), 10/20/2028	729,078	0.2
700,000	(1)	LCM XXIV Ltd. 24A C, 4.528%, (US0003M + 2.250%), 03/20/2030	684,766	0.2
750,000	(1)	LCM XV L.P. 15A CR, 4.678%, (US0003M + 2.400%), 07/20/2030	739,135	0.2
570,000	(1)	LoanCore 2019-CRE2 AS Issuer Ltd., 3.528%, (US0001M + 1.500%), 05/09/2036	570,716	0.1
650,000	(1)	Marlette Funding Trust 2019-3A B, 3.070%, 09/17/2029	652,428	0.2
588,030	(1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	596,371	0.2
978,394	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,000,538	0.3
750,000	(1)	Neuberger Berman CLO XVII Ltd. 2014-17A CR, 4.928%, (US0003M + 2.650%), 04/22/2029	746,912	0.2
1,000,000	(1)	Neuberger Berman Loan Advisers CLO 25 Ltd. 2017-25A C, 4.450%, (US0003M + 2.150%), 10/18/2029	976,616	0.2
750,000	(1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A C, 4.590%, (US0003M + 2.450%), 10/16/2032	750,000	0.2
750,000	(1)	OCP Clo 2019-17A C1 Ltd., 4.847%, (US0003M + 2.550%), 07/20/2032	746,462	0.2
250,000	(1)	Octagon Loan Funding Ltd. 2014-1A CRR, 4.324%, (US0003M + 2.200%), 11/18/2031	243,866	0.1
750,000	(1)	OHA Credit Funding 3 Ltd. 2019-3A C, 5.075%, (US0003M + 2.450%), 07/20/2032	747,005	0.2
1,000,000	(1)	Palmer Square CLO 2015-1A BR2 Ltd., 4.402%, (US0003M + 2.250%), 05/21/2029	990,356	0.3
800,000	(1)	Palmer Square Loan Funding 2019-2A B Ltd., 4.773%, (US0003M + 2.250%), 04/20/2027	798,038	0.2
500,000	(1)	Silver Creek CLO Ltd. 2014-1A CR, 4.578%, (US0003M + 2.300%), 07/20/2030	499,973	0.1

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
			Other Asset-Backed Securities: (continued)
	1,000,000	(1)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	$1,014,309	0.3
	200,000	(1)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	200,863	0.0
	100,000	(1)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	100,448	0.0
	368,506	(1)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	379,476	0.1
	750,000	(1)	THL Credit Wind River 2016-1A CR CLO Ltd., 4.403%, (US0003M + 2.100%), 07/15/2028	739,037	0.2
	2,000,000	(1),(6)	Towd Point Mortgage Trust 2015-4 M2, 3.750%, 04/25/2055	2,077,236	0.5
	180,000	(1),(6)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	192,582	0.0
	1,179,000	(1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,214,087	0.3
	249,375	(1)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	255,333	0.1
	780,000	(1)	Westcott Park CLO Ltd. 2016-1A CR, 4.528%, (US0003M + 2.250%), 07/20/2028	779,808	0.2
				23,997,198	6.2

			Student Loan Asset-Backed Securities: 0.1%
	600,000	(1)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	602,556	0.1

		Total Asset-Backed Securities
		(Cost $30,150,306)		30,338,648	7.8

SOVEREIGN BONDS: 2.1%
BRL	5,000,000		Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	1,441,787	0.4
	275,000		Brazilian Government International Bond, 6.000%, 04/07/2026	317,947	0.1
	450,000		Colombia Government International Bond, 3.875%, 04/25/2027	478,125	0.1
EUR	225,000		Croatia Government International Bond, 1.125%, 06/19/2029	260,865	0.1
	200,000		Croatia Government International Bond, 5.500%, 04/04/2023	221,808	0.1
	300,000		Dominican Republic International Bond, 6.875%, 01/29/2026	339,378	0.1
	350,000		Egypt Government International Bond, 5.875%, 06/11/2025	359,091	0.1
IDR	12,219,000,000		Indonesia Treasury Bond, 8.375%, 04/15/2039	908,398	0.2
	176,000		Ivory Coast Government International Bond, 5.750%, 12/31/2032	173,257	0.0
	200,000	(1)	Kenya Government International Bond, 7.000%, 05/22/2027	208,000	0.1
	200,000		Mexico Government International Bond, 4.500%, 04/22/2029	217,552	0.1
	125,000		Panama Government International Bond, 9.375%, 04/01/2029	192,345	0.0
PEN	1,303,000	(1)	Peru Government Bond, 6.150%, 08/12/2032	443,261	0.1
PEN	1,303,000		Peru Government Bond, 6.850%, 02/12/2042	473,556	0.1
	400,000		Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	428,800	0.1
RUB	74,988,000		Russian Federal Bond - OFZ, 7.250%, 05/10/2034	1,167,722	0.3
	200,000		Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	214,336	0.1
	200,000		Sri Lanka Government International Bond, 6.350%, 06/28/2024	200,712	0.0

		Total Sovereign Bonds
		(Cost $8,071,518)		8,046,940	2.1

				Value	Percentage of Net Assets
PURCHASED OPTIONS (9): 0.0%
		Total Purchased Options
		(Cost $179,452)		90,539	0.0

		Total Long-Term Investments
		(Cost $387,104,760)		400,285,415	102.7

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
		Repurchase Agreements: 0.9%
1,000,000	(10)	Bank of Nova Scotia, Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $1,000,065, collateralized by various U.S. Government Agency Obligations, 2.500%-5.000%, Market Value plus accrued interest $1,020,067, due 09/01/24-08/01/49)	$1,000,000	0.3
1,000,000	(10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $1,000,066, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,020,000, due 10/25/19-07/15/61)	1,000,000	0.3
422,800	(10)	National Bank Financial, Repurchase Agreement dated 09/30/19, 1.91%, due 10/01/19 (Repurchase Amount $422,822, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $431,256, due 10/01/19-02/15/40)	422,800	0.1
1,000,000	(10)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $1,000,065, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/15/19-09/01/49)	1,000,000	0.2
			3,422,800	0.9

	Total Short-Term Investments
	(Cost $3,422,800)		3,422,800	0.9

	Total Investments in Securities (Cost $390,527,560)		$403,708,215	103.6
	Liabilities in Excess of Other Assets		(14,192,827)	(3.6)
	Net Assets		$389,515,388	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Non-income producing security.
(4)	Preferred Stock may be called prior to convertible date.
(5)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(6)	Variable rate security. Rate shown is the rate in effect as of September 30, 2019.
(7)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(8)	Settlement is on a when-issued or delayed-delivery basis.
(9)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(10)	Represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Communication Services	$7,850,063	$2,010,977	$–	$9,861,040
Consumer Discretionary	12,369,938	2,440,255	–	14,810,193
Consumer Staples	10,843,234	3,745,935	–	14,589,169
Energy	4,957,406	1,283,519	–	6,240,925
Financials	16,197,044	5,306,906	–	21,503,950
Health Care	15,405,527	3,268,417	–	18,673,944
Industrials	10,667,959	5,135,382	–	15,803,341
Information Technology	34,988,355	1,536,373	–	36,524,728
Materials	2,110,269	1,715,493	–	3,825,762
Real Estate	5,402,551	1,277,575	–	6,680,126
Utilities	5,566,937	1,461,574	–	7,028,511
Total Common Stock	126,359,283	29,182,406	–	155,541,689
Exchange-Traded Funds	451,752	–	–	451,752
Mutual Funds	42,625,121	–	–	42,625,121
Preferred Stock	1,688,400	2,222,500	–	3,910,900
Rights	–	–	–	–
Purchased Options	–	90,539	–	90,539
Corporate Bonds/Notes	–	33,077,520	–	33,077,520
Collateralized Mortgage Obligations	–	57,896,854	–	57,896,854
U.S. Government Agency Obligations	–	14,553,258	–	14,553,258
Asset-Backed Securities	–	30,338,648	–	30,338,648
Commercial Mortgage-Backed Securities	–	46,628,703	–	46,628,703
Sovereign Bonds	–	8,046,940	–	8,046,940
U.S. Treasury Obligations	–	7,123,491	–	7,123,491
Short-Term Investments	–	3,422,800	–	3,422,800
Total Investments, at fair value	$171,124,556	$232,583,659	$–	$403,708,215
Other Financial Instruments+
Centrally Cleared Swaps	–	112,136	–	112,136
Forward Foreign Currency Contracts	–	546,677	–	546,677
Futures	224,676	–	–	224,676
Total Assets	$171,349,232	$233,242,472	$–	$404,591,704
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(86,897)	$–	$(86,897)
Forward Foreign Currency Contracts	–	(549,673)	–	(549,673)
Futures	(592,671)	–	–	(592,671)
Written Options	–	(131,968)	–	(131,968)
Total Liabilities	$(592,671)	$(768,538)	$–	$(1,361,209)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/2019	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class P	$-	$43,510,334	$-	$(885,213)	$42,625,121	$985,318	$-	$-
	$-	$43,510,334	$-	$(885,213)	$42,625,121	$985,318	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

At September 30, 2019, the following forward foreign currency contracts were outstanding for Voya Balanced Income Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,315,000	GBP	1,047,901	BNP Paribas	10/25/19	$25,235
NZD	4,149,858	USD	2,672,984	BNP Paribas	10/25/19	(72,876)
USD	2,036,466	AUD	2,970,924	BNP Paribas	10/25/19	29,462
USD	541,000	EUR	490,312	BNP Paribas	10/25/19	5,566
USD	2,031,000	GBP	1,623,474	BNP Paribas	10/25/19	32,814
USD	2,000,000	GBP	1,607,473	BNP Paribas	10/25/19	21,509
USD	6,926,375	CHF	6,811,694	BNP Paribas	10/25/19	86,546
USD	2,118,298	JPY	225,246,773	BNP Paribas	10/25/19	31,548
USD	530,000	CAD	701,786	BNP Paribas	10/25/19	88
USD	491,000	NOK	4,393,466	BNP Paribas	10/25/19	7,859
USD	23,000	RUB	1,555,610	BNP Paribas	11/08/19	(868)
USD	931,185	PEN	3,162,753	BNP Paribas	11/08/19	(5,827)
USD	918,987	COP	3,184,078,177	BNP Paribas	11/08/19	5,640
USD	1,927	RUB	127,766	BNP Paribas	11/08/19	(34)
USD	47,000	PLN	187,094	BNP Paribas	11/08/19	321
CHF	1,556,250	USD	1,583,000	Brown Brothers Harriman & Co.	10/25/19	(20,322)
USD	2,308,000	CAD	3,054,850	Brown Brothers Harriman & Co.	10/25/19	(3,664)
NOK	8,033,158	USD	888,000	Brown Brothers Harriman & Co.	10/25/19	(4,609)
USD	1,189,000	NOK	10,808,666	Brown Brothers Harriman & Co.	10/25/19	4,507
CHF	2,407,869	USD	2,417,000	Brown Brothers Harriman & Co.	10/25/19	13,621
USD	505,000	AUD	746,164	Brown Brothers Harriman & Co.	10/25/19	930
GBP	667,448	USD	822,000	Brown Brothers Harriman & Co.	10/25/19	72
USD	600,000	AUD	887,595	Brown Brothers Harriman & Co.	10/25/19	387
USD	626,000	GBP	508,388	Brown Brothers Harriman & Co.	10/25/19	271
CAD	1,363,145	USD	1,028,000	Brown Brothers Harriman & Co.	10/25/19	1,299
EUR	122,164	USD	135,811	Brown Brothers Harriman & Co.	11/08/19	(2,267)
USD	1,082,000	NOK	9,677,261	Goldman Sachs International	10/25/19	17,810
USD	1,078,000	NOK	9,677,907	Goldman Sachs International	10/25/19	13,739
GBP	839,798	USD	1,045,000	Goldman Sachs International	10/25/19	(11,370)
AUD	893,525	USD	614,000	Goldman Sachs International	10/25/19	(10,381)
CHF	1,281,739	USD	1,296,000	Goldman Sachs International	10/25/19	(8,967)
CHF	1,254,998	USD	1,272,000	Goldman Sachs International	10/25/19	(11,819)
CHF	973,384	USD	986,000	Goldman Sachs International	10/25/19	(8,595)
CHF	638,682	USD	649,000	Goldman Sachs International	10/25/19	(7,680)
CAD	710,801	USD	535,000	Goldman Sachs International	10/25/19	1,719
NOK	12,122,468	USD	1,340,000	Goldman Sachs International	10/25/19	(6,915)
GBP	1,445,638	USD	1,788,000	Goldman Sachs International	10/25/19	(8,696)
USD	1,147,000	CAD	1,513,002	Goldman Sachs International	10/25/19	4,546
USD	632,000	NOK	5,667,013	Goldman Sachs International	10/25/19	8,809
USD	1,067,000	CAD	1,409,077	Goldman Sachs International	10/25/19	3,019
USD	1,002,000	GBP	801,433	Goldman Sachs International	10/25/19	15,589
USD	857,000	NOK	7,676,531	Goldman Sachs International	10/25/19	12,827
USD	1,272,000	CHF	1,259,370	Goldman Sachs International	10/25/19	7,428
USD	791,000	CAD	1,049,173	Goldman Sachs International	10/25/19	(1,221)
GBP	1,062,336	USD	1,327,000	Goldman Sachs International	10/25/19	(19,467)
USD	1,793,078	PLN	7,050,238	Goldman Sachs International	11/08/19	34,081
USD	1,107,016	RUB	74,809,529	Goldman Sachs International	11/08/19	(40,811)
SEK	29,365,347	USD	3,067,313	JPMorgan Chase Bank N.A.	10/25/19	(79,319)
NOK	34,258,662	USD	3,822,953	JPMorgan Chase Bank N.A.	10/25/19	(55,593)
USD	15	RUB	986	JPMorgan Chase Bank N.A.	11/08/19	(1)
USD	23,000	RUB	1,491,082	JPMorgan Chase Bank N.A.	11/08/19	122
USD	420,000	AUD	621,518	Morgan Stanley Capital Services LLC	10/25/19	2,894
NOK	14,612,486	USD	1,630,000	Morgan Stanley Capital Services LLC	10/25/19	(23,093)
GBP	1,450,841	USD	1,792,000	Morgan Stanley Capital Services LLC	10/25/19	(6,293)
GBP	714,425	USD	884,000	Morgan Stanley Capital Services LLC	10/25/19	(4,679)
USD	896,000	NOK	8,013,774	Morgan Stanley Capital Services LLC	10/25/19	14,741
CHF	1,492,469	USD	1,506,000	Morgan Stanley Capital Services LLC	10/25/19	(7,367)
USD	6,824,487	GBP	5,527,363	Morgan Stanley Capital Services LLC	10/25/19	21,362
CAD	1,745,737	USD	1,318,000	Morgan Stanley Capital Services LLC	10/25/19	190
CAD	4,838,235	USD	3,671,612	Morgan Stanley Capital Services LLC	10/25/19	(18,305)
CAD	1,179,611	USD	889,000	Morgan Stanley Capital Services LLC	10/25/19	1,714
EUR	409,799	USD	455,000	Morgan Stanley Capital Services LLC	10/25/19	(7,488)
AUD	866,381	USD	592,000	Morgan Stanley Capital Services LLC	10/25/19	(6,718)
AUD	857,512	USD	589,000	Morgan Stanley Capital Services LLC	10/25/19	(9,709)
USD	2,922,273	EUR	2,635,055	Morgan Stanley Capital Services LLC	10/25/19	44,723
AUD	718,196	USD	495,000	Morgan Stanley Capital Services LLC	10/25/19	(9,824)

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

					Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,601,000	NZD	4,123,486	Morgan Stanley Capital Services LLC	10/25/19	$17,415
AUD	810,945	USD	552,000	Morgan Stanley Capital Services LLC	10/25/19	(4,167)
USD	1,380,000	CHF	1,366,149	Morgan Stanley Capital Services LLC	10/25/19	8,209
USD	1,726,097	BRL	6,995,353	Morgan Stanley Capital Services LLC	11/08/19	46,960
USD	930,037	IDR	13,403,326,575	Morgan Stanley Capital Services LLC	11/08/19	(11,278)
PLN	7,280,181	USD	1,854,322	Morgan Stanley Capital Services LLC	11/08/19	(37,955)
USD	23,000	BRL	96,080	Morgan Stanley Capital Services LLC	11/08/19	(27)
USD	89,623	EUR	81,659	Morgan Stanley Capital Services LLC	11/08/19	357
COP	1,598,536,388	USD	469,273	Morgan Stanley Capital Services LLC	11/08/19	(10,736)
COP	1,598,536,388	USD	469,256	Morgan Stanley Capital Services LLC	11/08/19	(10,720)
PEN	84,373	USD	24,803	Morgan Stanley Capital Services LLC	11/08/19	194
BRL	1,157,767	USD	277,356	Morgan Stanley Capital Services LLC	11/08/19	550
USD	1,444	GBP	1,171	The Bank of New York Mellon	10/01/19	4
USD	43	JPY	4,644	The Bank of New York Mellon	10/02/19	–
USD	4,252	JPY	459,756	The Bank of New York Mellon	10/02/19	(1)
USD	1,954	EUR	1,794	The Bank of New York Mellon	10/03/19	(7)
USD	1,197	EUR	1,098	The Bank of New York Mellon	10/03/19	(4)
						$(2,996)

At September 30, 2019, the following futures contracts were outstanding for Voya Balanced Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	232	12/31/19	$49,996,000	$(116,434)
U.S. Treasury 5-Year Note	697	12/31/19	83,046,461	(419,969)
U.S. Treasury Ultra 10-Year Note	25	12/19/19	3,560,156	(55,519)
U.S. Treasury Ultra Long Bond	1	12/19/19	191,906	(749)
			$136,794,523	$(592,671)
Short Contracts:
U.S. Treasury Long Bond	(66)	12/19/19	(10,712,625)	224,676
			$(10,712,625)	$224,676

At September 30, 2019, the following centrally cleared credit default swaps were outstanding for Voya Balanced Income Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
iTraxx Cross-over Index, Series 32, Version 1	Buy	(5.000)	12/20/24	EUR	16,810,000	$(2,367,401)	$79,073
						$(2,367,401)	$79,073

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 32, Version 2	Sell	5.000	06/20/24	USD	18,860,000	1,265,072	12,913
						1,265,072	$12,913

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.

At September 30, 2019, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Income Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.135)%	Annual	03/17/30	EUR	2,498,000	$(6,539)	$(2,114)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.192	Annual	03/17/50	EUR	1,211,000	17,517	8,157
Receive	3-month USD-LIBOR	Quarterly	1.816	Semi-Annual	08/05/29	USD	3,754,000	(84,783)	(84,783)
Receive	3-month USD-LIBOR	Quarterly	1.533	Semi-Annual	08/09/29	USD	3,511,000	11,993	11,993
								$(61,812)	$(66,747)

At September 30, 2019, the following over-the-counter purchased foreign currency options were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call USD vs. Put JPY	BNP Paribas	02/26/20	108.500	USD	2,340,000	$15,717	$23,063
Put USD vs. Call JPY	BNP Paribas	02/26/20	97.000	USD	3,510,000	16,497	6,416
						$32,214	$29,479

At September 30, 2019, the following OTC written foreign currency options were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value
Put USD vs. Call JPY	BNP Paribas	02/26/20	100.000	USD	3,510,000	$28,704	$(12,010)
						$28,704	$(12,010)

At September 30, 2019, the following over-the-counter purchased interest rate swaptions were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 10-year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Pay	0.043%	6-month EUR-EURIBOR	03/13/20	EUR	9,100,000	$147,238	$61,060
								$147,238	$61,060

At September 30, 2019, the following over-the-counter written interest rate swaptions were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 30-year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Receive	0.471%	6-month EUR-EURIBOR	03/13/20	EUR	4,900,000	$282,553	$(119,958)
								$282,553	$(119,958)

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

(1)	Portfolio pays the exercise rate annually and receives the floating rate index semi-annually.
(2)	Portfolio receives the exercise rate annually and pays the floating rate index semi-annually.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
COP	-	Colombian Peso
EUR	-	EU Euro
GBP	-	British Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
USD	-	United States Dollar

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $388,980,904.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$22,258,897
Gross Unrealized Depreciation	(9,241,925)
Net Unrealized Appreciation	$13,016,972